Financial Instruments (Schedule of Book Value of Assets and liabilities Denominated in Foreign Currency) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short - term assets		$ 26,100,965		$ 22,866,256
Short - term liabilities		8,992,168		7,480,069
Currency risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short - term assets		11,649,108		11,228,846
Short - term liabilities		5,567,083		4,763,682
Net monetary asset position in foreign currency		$ 6,082,025		$ 6,465,164
Currency risk [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net monetary asset position in foreign currency	$ 309,414		$ 327,592